Schedule of Investments - March 31, 2022
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 94.12%	Held	Value
COMMUNICATION SERVICES - 5.02%
Media - 5.02%
Discovery, Inc. (a)	407,600	$10,177,772
News Corp.	214,200	4,744,530
Omnicom Group, Inc.	58,100	4,931,528
Paramount Global	166,800	6,306,708
TOTAL COMMUNICATION SERVICES		26,160,538

CONSUMER DISCRETIONARY - 9.18%
Auto Components - 5.67%
Adient PLC (a)	351,100	14,314,347
The Goodyear Tire & Rubber Company (a)	422,900	6,043,241
Lear Corp.	10,800	1,539,972
Magna International, Inc.	118,400	7,614,304
		29,511,864
Automobiles - 0.32%
Harley-Davidson, Inc.	42,200	1,662,680

Household Durables - 1.29%
Tri Pointe Homes, Inc. (a)	39,300	789,144
Whirlpool Corp.	34,400	5,943,632
		6,732,776
Specialty Retail - 1.90%
The ODP Corp. (a)	215,845	9,892,176
TOTAL CONSUMER DISCRETIONARY		47,799,496

CONSUMER STAPLES - 0.73%
Personal Products - 0.73%
Herbalife Nutrition Ltd. (a)	124,800	3,788,928
TOTAL CONSUMER STAPLES		3,788,928

ENERGY - 23.63%
Energy Equipment & Services - 2.17%
Expro Group Holdings NV (a)	70,883	1,260,300
Halliburton Company	105,300	3,987,711
NOV, Inc.	307,800	6,035,958
		11,283,969
Oil, Gas & Consumable Fuels - 21.46%
APA Corp.	534,200	22,078,486
Capricorn Energy PLC (a) (v)	6,747,308	19,481,837
Cenovus Energy, Inc.	247,800	4,133,304
Kosmos Energy Ltd. (a)	3,900,520	28,044,739
Marathon Oil Corp.	263,500	6,616,485
Murphy Oil Corp.	220,900	8,922,151
Oasis Petroleum, Inc.	49,300	7,212,590
PDC Energy, Inc.	140,500	10,211,540
Range Resources Corp. (a)	165,800	5,037,004
		111,738,136
TOTAL ENERGY		123,022,105

FINANCIALS - 23.34%
Banks - 10.90%
Citizens Financial Group, Inc.	350,600	15,892,698
First Citizens BancShares, Inc.	20,687	13,769,267
First Horizon Corp.	248,400	5,834,916
Popular, Inc.	259,700	21,227,878
		56,724,759
Capital Markets - 4.06%
Credit Suisse Group AG - ADR (l)	848,600	6,661,510
Lazard Ltd.	39,100	1,348,950
Northern Trust Corp.	31,100	3,621,595
State Street Corp.	109,000	9,496,080
		21,128,135
Consumer Finance - 1.17%
SLM Corp.	331,700	6,090,012

Insurance - 7.21%
American International Group, Inc.	243,700	15,297,049
CNO Financial Group, Inc.	427,200	10,718,448
Enstar Group Ltd. (a)	21,600	5,640,840
The Hartford Financial Services Group, Inc.	82,200	5,902,782
		37,559,119
TOTAL FINANCIALS		121,502,025

HEALTH CARE - 3.33%
Health Care Providers & Services - 2.87%
Centene Corp. (a)	78,900	6,642,591
Universal Health Services, Inc.	57,400	8,320,130
		14,962,721
Pharmaceuticals - 0.46%
Jazz Pharmaceuticals PLC (a)	15,400	2,397,318
TOTAL HEALTH CARE		17,360,039

INDUSTRIALS - 14.51%
Aerospace & Defense - 0.46%
Huntington Ingalls Industries, Inc.	12,100	2,413,224

Air Freight & Logistics - 1.73%
Royal Mail PLC (v)	2,090,900	8,983,838

Commercial Services & Supplies - 0.72%
The Brink's Company	55,100	3,746,800

Construction & Engineering - 4.30%
Fluor Corp. (a)	779,800	22,372,462

Machinery - 3.94%
Allison Transmission Holdings, Inc.	124,600	4,891,796
CNH Industrial NV	652,300	10,345,478
Iveco Group NV (a) (v)	154,080	1,006,591
PACCAR, Inc.	48,400	4,262,588
		20,506,453
Professional Services - 2.40%
KBR, Inc.	159,200	8,713,016
ManpowerGroup, Inc.	40,200	3,775,584
		12,488,600
Road & Rail - 0.96%
AMERCO	8,400	5,014,296
TOTAL INDUSTRIALS		75,525,673

INFORMATION TECHNOLOGY - 8.78%
Communications Equipment - 3.96%
CommScope Holding Company, Inc. (a)	259,100	2,041,708
F5, Inc. (a)	35,000	7,313,250
Telefonaktiebolaget LM Ericsson - ADR	1,235,100	11,288,814
		20,643,772
Electronic Equipment, Instruments & Components - 3.29%
Arrow Electronics, Inc. (a)	58,600	6,951,718
Avnet, Inc.	101,000	4,099,590
Corning, Inc.	164,300	6,064,313
		17,115,621
IT Services - 1.53%
Amdocs Ltd.	28,500	2,342,985
Euronet Worldwide, Inc. (a)	43,300	5,635,495
		7,978,480
TOTAL INFORMATION TECHNOLOGY		45,737,873

MATERIALS - 1.18%
Chemicals - 1.18%
Huntsman Corp.	164,200	6,159,142
TOTAL MATERIALS		6,159,142

REAL ESTATE - 0.61%
Equity Real Estate Investment Trusts - 0.61%
Pebblebrook Hotel Trust	42,500	1,040,400
Vornado Realty Trust	46,900	2,125,508
TOTAL REAL ESTATE		3,165,908

UTILITIES - 3.81%
Electric Utilities - 1.39%
NRG Energy, Inc.	189,200	7,257,712

Independent Power and Renewable Electricity Producers - 2.42%
Vistra Corp.	540,600	12,568,950
TOTAL UTILITIES		19,826,662

Total common stocks (Cost $363,686,839)		490,048,389
Total long-term investments (Cost $363,686,839)		490,048,389

COLLATERAL FOR SECURITIES ON LOAN - 0.58%
Money Market Funds - 0.58%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.25%^	3,049,200	3,049,200
Total collateral for securities on loan (Cost $3,049,200)		3,049,200

	Principal
SHORT-TERM INVESTMENTS - 4.67%	Amount
Time Deposits - 4.67%
BNP Paribas, 0.25%, 04/01/2022*	GBP 758,737	996,713
BNP Paribas, 0.15%, 04/01/2022*	$23,320,279	23,320,279
Total short-term investments (Cost $24,310,175)		24,316,992

Total investments - 99.37% (Cost $391,046,214)		517,414,581

Other assets in excess of liabilities - 0.63%		3,271,794

Net assets - 100.00%		$520,686,375

(a) -	Non-income producing security.
(l) -
All or a portion of this security is on loan.  The total market value of securities on loan was $2,971,584. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v) -
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $29,472,266, which represented 5.66% of net assets.  See Security Valuation below.

ADR -	American Depositary Receipt
GBP -	British Pound
^ -	Rate shown is the 7-day yield as of March 31, 2022.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$460,576,123
Money Market Funds	3,049,200
Time Deposits	24,316,992
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	19,481,837
Industrials	9,990,429
Level 3 --- Significant unobservable inputs	-

Total Investments	$517,414,581

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.